Securities Sold Under Repurchase Agreements	12 Months Ended
Dec. 31, 2011
Securities Sold Under Repurchase Agreements
Securities Sold Under Repurchase Agreements

(8) Securities Sold Under Repurchase Agreements

        The Company's bank subsidiaries have entered into repurchase agreements with an investment banking firm and individual customers of the bank subsidiaries. The purchasers have agreed to resell to the bank subsidiaries identical securities upon the maturities of the agreements. Securities sold under repurchase agreements were mortgage-backed book entry securities and averaged $1,415,769,000 and $1,479,734,000 during 2011 and 2010, respectively, and the maximum amount outstanding at any month end during 2011 and 2010 was $1,437,480,000 and $1,520,714,000, respectively.

        Further information related to repurchase agreements at December 31, 2011 and 2010 is set forth in the following table:

	Collateral Securities		Repurchase Borrowing
	Book Value of Securities Sold	Fair Value of Securities Sold	Balance of Liability	Weighted Average Interest Rate
	(Dollars in Thousands)
December 31, 2011 term:
Overnight agreements	$377,620	$388,304	$245,026.32%
1 to 29 days	13,772	14,227	10,263	1.13
30 to 90 days	45,512	48,177	30,095	1.12
Over 90 days	1,236,021	1,285,811	1,063,245	3.72

Total	$1,672,925	$1,736,519	$1,348,629	3.02%

December 31, 2010 term:
Overnight agreements	$432,252	$426,112	$311,333.60%
1 to 29 days	26,714	27,177	16,308	1.15
30 to 90 days	44,443	45,438	30,167	1.69
Over 90 days	1,243,634	1,279,248	1,075,462	3.71

Total	$1,747,043	$1,777,975	$1,433,270	2.97%

        The book value and fair value of securities sold includes the entire book value and fair value of securities partially or fully pledged under repurchase agreements.